Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Jun. 30, 2019 MWh $ / MWh
PJM Western HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	806,770
Receive average prices (per MW-hr) | $ / MWh	35.81
NI HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,664,040
Receive average prices (per MW-hr) | $ / MWh	27.51
ERCORT North HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,803,607
Receive average prices (per MW-hr) | $ / MWh	36.46
MISO Illinois HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	5,254,390
Receive average prices (per MW-hr) | $ / MWh	24.54